Annual Fund Operating Expenses - Small Cap Special Values Fund	Nov. 30, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	September 30, 2027
Small Cap Special Values Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Other Expenses (as a percentage of Assets):	0.15%
Acquired Fund Fees and Expenses	0.00%	[1]
Expenses (as a percentage of Assets)	0.90%
Fee Waiver or Reimbursement	0.11%	[2],[3]
Net Expenses (as a percentage of Assets)	0.79%	[2],[3]

[1]	Restated to reflect current fees and expenses.
[2]
The Fund’s investment adviser, The Variable Annuity Life Insurance Company (“VALIC”), has contractually agreed to waive its advisory fee until September 30, 2027, so that the advisory fee payable by the Fund to VALIC equals 0.64% on the first $500 million of the Fund’s average daily net assets and 0.59% on average daily net assets over $500 million. This agreement may be modified or discontinued prior to such time only with the approval of the Board of Directors of VALIC Company I (“VC I”), including a majority of the directors who are not “interested persons” of VC I as defined in the Investment Company Act of 1940, as amended.

[3]	The fee table above has been restated to reflect the contractual advisory fee waiver agreement.